Financial instruments	12 Months Ended
Dec. 31, 2020
Financial instruments
Financial instruments

13    Financial instruments

Accounting policy

Normal purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss, if any, are initially recognized at fair value, and transaction costs are expensed in the income statement.

Financial assets are derecognized when the rights to receive cash flow from the investments have expired or the Company has transferred substantially all of the risks and rewards of ownership. Financial assets at fair value through profit or loss and at fair value through other comprehensive income are subsequently carried at fair value. Financial assets at amortized costs are subsequently measured using the effective interest rate method.

Then, the Company classifies its financial assets and liabilities under the following categories: amortized cost, fair value through other comprehensive income and fair value through profit or loss.

(i)    Amortized cost

Financial assets measured at amortized cost are assets held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and for which the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

(ii)     Fair value through profit or loss

Financial assets measured at fair value through profit or loss are assets which an entity manages with the objective of realizing cash flows through the sale of such assets and financial assets that do not give rise to cash flows that are SPPI on the principal amount outstanding.

(iii)    Fair value through other comprehensive income

Financial assets measured at fair value through other comprehensive income are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and for which the contractual terms of the financial asset give rise on specified dates to cash flows that are SPPI on the principal amount outstanding.

(a)   Breakdown by category

The Company’s current financial assets and liabilities are classified as follows:

		2020
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Total
Cash and cash equivalents	15	1,086,163	—	1,086,163
Financial investments	16	35,044	—	35,044
Derivative financial instruments	17 (a)	—	31,980	31,980
Trade accounts receivables	19	64,262	164,770	229,032
Related parties (i)	22	2	—	2
		1,185,471	196,750	1,382,221

		2020
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Total
Loans and financings	26 (a)	1,822,756	201,558	2,024,314
Lease liabilities	25 (b)	25,689	—	25,689
Derivative financial instruments	17 (a)	—	26,874	26,874
Trade payables	27	370,122	—	370,122
Confirming payables	31	145,295	—	145,295
Use of public assets (ii)		19,215	—	19,215
Related parties (i)	22	561	—	561
		2,383,638	228,432	2,612,070

		2019
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Total
Cash and cash equivalents	15	698,618	—	698,618
Financial investments	16	58,775	—	58,775
Derivative financial instruments	17 (a)	—	19,524	19,524
Trade accounts receivables	19	107,995	69,236	177,231
Related parties (i)	22	744	—	744
		866,132	88,760	954,892

		2019
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Total
Loans and financings	26 (a)	1,411,179	97,378	1,508,557
Lease liabilities	25 (b)	34,384	—	34,384
Derivative financial instruments	17 (a)	—	21,818	21,818
Trade payables	27	414,080	—	414,080
Confirming payables	31	82,770	—	82,770
Use of public assets (ii)		23,279	—	23,279
Related parties (i)	22	834	—	834
		1,966,526	119,196	2,085,722
(i)	Classified as Other assets and liabilities in the consolidated balance sheet.
(ii)	Classified as Other liabilities in the consolidated balance sheet.